Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000121227
Account Value [Line Items]
Line Graph and Table Measure Name		Persimmon Long/Short Fund Class I
Accumulated Value	$ 100,000		$ 99,983	$ 107,866	$ 114,220	$ 106,544	$ 112,372	$ 126,606	$ 118,579	$ 127,462	$ 165,882	$ 182,149
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000		115,430	136,911	161,433	168,300	193,796	251,944	212,963	259,000	353,150	415,297
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Accumulated Value	$ 100,000		$ 100,127	$ 108,050	$ 109,989	$ 108,450	$ 108,026	$ 127,187	$ 124,297	$ 130,419	$ 145,226	$ 157,748